UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA	02116
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 96.90%

AEROSPACE & DEFENSE — 2.12%
Rolls-Royce Holdings PLC[a]	33,616	$596,004

		596,004
AIRLINES — 2.65%
Air France-KLM[a]	2,838	40,786
Deutsche Lufthansa AG Registered	12,254	307,193
Japan Airlines Co. Ltd.	7,700	398,757

		746,736
AUTO COMPONENTS — 2.81%
Aisin Seiki Co. Ltd.	1,100	38,874
Compagnie Generale des Etablissements Michelin Class B	770	93,953
Compagnie Plastic Omnium SA	616	20,926
Magna International Inc. Class A	1,463	143,147
Nokian Renkaat OYJ	12,023	477,109
Sumitomo Rubber Industries Inc.	1,100	15,280

		789,289
AUTOMOBILES — 1.21%
Bayerische Motoren Werke AG	1,276	159,550
Daihatsu Motor Co. Ltd.	2,200	36,419
Renault SA	1,034	100,573
Volkswagen AG	165	44,040

		340,582
BEVERAGES — 0.86%
Asahi Group Holdings Ltd.	1,100	30,346
Carlsberg A/S Class B	1,309	130,704
Heineken Holding NV	671	42,797
Suntory Beverage & Food Ltd.	1,100	38,390

		242,237
BIOTECHNOLOGY — 0.64%
Actelion Ltd. Registered[a]	1,837	180,372

		180,372
CAPITAL MARKETS — 1.88%
3i Group PLC	14,091	90,367
Credit Suisse Group AG Registered[a]	11,957	379,034
Deutsche Bank AG Registered	847	37,299
Investec PLC	2,585	22,763

		529,463
CHEMICALS — 3.47%
Agrium Inc.	726	69,640
Clariant AG Registered[a]	10,472	206,003
Kuraray Co. Ltd.	2,200	24,703
Methanex Corp.	671	41,509
Solvay SA	209	33,818

Security	Shares	Value

Umicore SA	3,003	$147,086
Yara International ASA	9,625	453,447

		976,206
COMMERCIAL BANKS — 9.53%
Aozora Bank Ltd.	33,000	98,209
Bank of Montreal	4,884	336,221
Bank of Nova Scotia	1,947	118,156
Banque Cantonale Vaudoise Registered	66	39,130
Canadian Imperial Bank of Commerce	5,467	486,797
Danske Bank A/S	9,592	270,847
Jyske Bank A/S Registered[a]	902	49,515
Mitsubishi UFJ Financial Group Inc.	26,400	140,076
Mizuho Financial Group Inc.	159,500	312,286
National Bank of Canada	7,920	328,289
Nordea Bank AB	1,408	20,298
Resona Holdings Inc.	42,900	219,225
Sumitomo Mitsui Financial Group Inc.	6,600	260,576

		2,679,625
COMMERCIAL SERVICES & SUPPLIES — 0.96%
Bilfinger Berger SE	583	69,220
Brambles Ltd.	5,445	47,575
Rentokil Initial PLC	75,724	152,030

		268,825
COMPUTERS & PERIPHERALS — 0.37%
Canon Inc.	3,300	103,862

		103,862
CONSTRUCTION MATERIALS — 0.14%
Holcim Ltd. Registered[a]	429	39,272

		39,272
CONTAINERS & PACKAGING — 0.07%
DS Smith PLC	3,663	19,483

		19,483
DIVERSIFIED FINANCIAL SERVICES — 1.14%
ASX Ltd.	5,511	181,475
ING Groep NV CVA[a]	9,801	139,089

		320,564
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.54%
Belgacom SA	2,728	83,442
Bezeq The Israel Telecommunication Corp. Ltd.	31,515	57,088
BT Group PLC	12,463	77,549
Deutsche Telekom AG Registered	20,350	340,994
Elisa OYJ	1,903	56,809
Iliad SA	99	26,699
Nippon Telegraph and Telephone Corp.	4,400	243,841
Orange	6,655	107,731
Swisscom AG Registered	946	574,831
TDC A/S	16,511	154,895
Telecom Corp. of New Zealand Ltd.	21,736	51,725
Telefonica Deutschland Holding AG	27,016	224,267
Telstra Corp. Ltd.	24,849	120,184

		2,120,055

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

April 30, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 1.61%
Chubu Electric Power Co. Inc.[a]	2,200	$25,047
Energias de Portugal SA	10,813	52,475
SSE PLC	11,396	293,451
Tokyo Electric Power Co. Inc.[a]	22,000	83,133

		454,106
ELECTRICAL EQUIPMENT — 0.59%
ALSTOM	2,706	110,759
Vestas Wind Systems A/Sa	1,243	55,141

		165,900
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.12%
Hoya Corp.	1,100	32,456

		32,456
ENERGY EQUIPMENT & SERVICES — 1.01%
Transocean Ltd.	6,644	283,207

		283,207
FOOD & STAPLES RETAILING — 5.22%
AEON Co. Ltd.	5,500	63,588
Alimentation Couche-Tard Inc. Class B	660	18,577
Casino Guichard-Perrachon SA	341	43,381
Colruyt SA	825	46,603
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	2,563	190,266
Empire Co. Ltd. Class A	1,144	72,271
Hakon Invest AB	2,838	94,848
J Sainsbury PLC	24,222	137,301
Koninklijke Ahold NV	20,603	397,225
Metro Inc. Class A	462	28,441
Wm Morrison Supermarkets PLC	111,166	377,108

		1,469,609
FOOD PRODUCTS — 0.56%
Danone SA	583	42,973
Orkla ASA	6,787	55,938
Wilmar International Ltd.	22,000	59,585

		158,496
GAS UTILITIES — 0.66%
Gas Natural SDG SA	495	14,183
Tokyo Gas Co. Ltd.	33,000	172,834

		187,017
HEALTH CARE EQUIPMENT & SUPPLIES — 1.85%
GN Store Nord A/S	21,571	520,136

		520,136
HOUSEHOLD DURABLES — 0.61%
Electrolux AB Class B	2,783	76,953
Sekisui House Ltd.	1,100	13,213
Sharp Corp.[a]	33,000	82,702

		172,868

Security	Shares	Value

INSURANCE — 10.17%
AEGON NV	34,023	$308,286
Ageas	319	13,705
Amlin PLC	4,246	32,098
Baloise Holding AG Registered	1,243	151,060
Delta Lloyd NV	1,518	39,896
Hannover Rueck SE Registered	2,387	222,114
Helvetia Holding AG Registered	110	54,660
Intact Financial Corp.	275	18,034
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,617	373,189
Old Mutual PLC	15,774	53,190
RSA Insurance Group PLC[a]	72,107	119,504
SCOR SE	814	29,689
Swiss Life Holding AG Registered[a]	1,694	415,972
Swiss Re AGa	5,874	512,712
Zurich Insurance Group AGa	1,804	516,541

		2,860,650
INTERNET SOFTWARE & SERVICES — 0.84%
United Internet AG Registered	3,245	139,210
Yahoo! Japan Corp.	22,000	95,624

		234,834
IT SERVICES — 0.57%
Wirecard AG	3,828	160,372

		160,372
MACHINERY — 0.05%
KION Group AGa	308	14,550

		14,550
MARINE — 1.77%
A.P. Moeller-Maersk A/S Class B	209	497,744

		497,744
MEDIA — 2.10%
British Sky Broadcasting Group PLC	2,849	42,334
Dentsu Inc.	4,400	180,910
Eutelsat Communications SA	418	14,333
Shaw Communications Inc. Class B	1,936	46,837
Telenet Group Holding NV	1,881	110,179
Thomson Reuters Corp.	1,694	61,234
ZON OPTIMUS SGPS SA	18,733	135,040

		590,867
METALS & MINING — 2.18%
Acerinox SA	4,136	72,258
Agnico-Eagle Mines Ltd.	627	18,494
Boliden AB	20,900	316,856
JFE Holdings Inc.	2,200	40,705
ThyssenKrupp AGa	5,115	145,532
Vedanta Resources PLC	1,166	18,625

		612,470

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

April 30, 2014

Security	Shares	Value

MULTI-UTILITIES — 3.01%
Centrica PLC	99,594	$554,959
E.ON SE	4,664	89,146
RWE AG	5,313	202,475

		846,580
MULTILINE RETAIL — 0.25%
Marks & Spencer Group PLC	9,361	69,723

		69,723
OIL, GAS & CONSUMABLE FUELS — 14.68%
Baytex Energy Corp.	3,322	138,093
BP PLC	36,597	308,485
Canadian Natural Resources Ltd.	10,923	444,504
Crescent Point Energy Corp.	15,510	630,180
Husky Energy Inc.	1,925	62,831
JX Holdings Inc.	16,500	85,609
Neste Oil OYJ	8,107	166,363
OMV AG	2,750	128,556
Pacific Rubiales Energy Corp.	4,994	81,409
Peyto Exploration & Development Corp.	770	28,353
Repsol SA	7,942	213,632
Royal Dutch Shell PLC Class A	3,861	153,012
Showa Shell Sekiyu K.K.	7,700	78,168
Statoil ASA	16,500	499,757
Suncor Energy Inc.	7,964	306,818
Total SA	9,020	643,844
Woodside Petroleum Ltd.	4,246	160,513

		4,130,127
PAPER & FOREST PRODUCTS — 0.19%
Canfor Corp.[a]	1,045	23,672
UPM-Kymmene OYJ	1,672	29,211

		52,883
PHARMACEUTICALS — 4.49%
AstraZeneca PLC	5,423	427,083
Merck KGaA	1,562	263,252
Shire PLC	10,043	572,845

		1,263,180
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.45%
CFS Retail Property Trust Group	8,536	15,897
Corio NV	363	16,979
Dexus Property Group	50,996	53,629
GPT Group	4,257	15,462
Westfield Retail Trust	8,382	24,775

		126,742
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
PSP Swiss Property AG Registered[a]	231	22,170
Swiss Prime Site AG Registered[a]	352	29,565

		51,735
ROAD & RAIL — 0.77%
Stagecoach Group PLC	6,006	37,625
West Japan Railway Co.	4,400	178,455

		216,080

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.36%
STMicroelectronics NVa	4,136	$39,547
Tokyo Electron Ltd.	1,100	62,489

		102,036
SOFTWARE — 1.73%
Constellation Software Inc.	1,518	335,774
GungHo Online Entertainment Inc.[b]	16,500	94,170
Nexon Co. Ltd.	4,400	34,373
Open Text Corp.	451	22,212

		486,529
TOBACCO — 0.56%
Imperial Tobacco Group PLC	3,663	158,154

		158,154
TRADING COMPANIES & DISTRIBUTORS — 2.72%
ITOCHU Corp.	4,400	49,277
Marubeni Corp.	33,000	220,323
Mitsubishi Corp.	2,200	39,370
Mitsui & Co. Ltd.	15,400	218,449
Noble Group Ltd.	66,000	67,559
Sumitomo Corp.	13,200	171,477

		766,455
WIRELESS TELECOMMUNICATION SERVICES — 2.21%
Millicom International Cellular SA SDR	231	22,792
NTT DOCOMO Inc.	33,000	523,994
Rogers Communications Inc. Class B	1,903	75,482

		622,268

TOTAL COMMON STOCKS (Cost: $26,741,018)		27,260,349

PREFERRED STOCKS — 2.22%

AEROSPACE & DEFENSE — 0.03%
Rolls-Royce Holdings PLC, 0.00%[a]	4,504,544	7,606

		7,606
AUTOMOBILES — 2.19%
Bayerische Motoren Werke AG, 3.69%	396	38,929
Porsche Automobil Holding SE, 2.60%	4,697	516,777
Volkswagen AG, 2.13%	231	62,169

		617,875

TOTAL PREFERRED STOCKS (Cost: $608,965)		625,481

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

April 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	59,748	$59,748
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	3,252	3,252
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	54,226	54,226

		117,226

TOTAL SHORT-TERM INVESTMENTS (Cost: $117,226)		117,226

TOTAL INVESTMENTS IN SECURITIES — 99.54% (Cost: $27,467,209)		28,003,056
Other Assets, Less Liabilities — 0.46%		128,846

NET ASSETS — 100.00%		$28,131,902

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.30%

AUSTRALIA — 4.49%
Atlas Iron Ltd.	13,137	$11,016
Ausdrill Ltd.	8,844	7,621
BWP Trust	5,904	13,676
Cabcharge Australia Ltd.	3,564	12,813
Charter Hall Group	2,133	8,301
CSR Ltd.	2,721	9,202
David Jones Ltd.	5,850	21,302
Evolution Mining Ltd.	9,738	7,714
Goodman Fielder Ltd.	22,704	14,200
Hills Ltd.	9,855	15,432
iiNET Ltd.	1,863	12,359
Investa Office Fund	3,678	11,382
Iress Ltd.	870	6,674
M2 Group Ltd.	4,869	25,444
MACA Ltd.	13,098	26,092
McMillan Shakespeare Ltd.	1,611	14,494
Myer Holdings Ltd.	12,258	25,214
OZ Minerals Ltd.	2,133	7,273
Perseus Mining Ltd.[a]	22,143	7,181
RCR Tomlinson Ltd.	2,793	7,065
Reject Shop Ltd. (The)	780	7,227
Resolute Mining Ltd.[a]	16,575	9,291
Roc Oil Co. Ltd.[a]	16,653	7,406
SMS Management & Technology Ltd.	1,965	6,827
St Barbara Ltd.[a]	20,310	4,046
Sundance Energy Australia Ltd.[a]	21,561	20,776
Tassal Group Ltd.	2,307	8,871
Tiger Resources Ltd.[a]	24,501	8,059

		336,958
AUSTRIA — 0.28%
Austria Technologie & Systemtechnik AG	1,110	12,945
S IMMO AG	1,020	8,053

		20,998
BELGIUM — 3.25%
Ablynx NVa	612	7,306
Agfa-Gevaert NVa	4,158	15,912
Arseus NV	762	43,213
Bekaert NV	228	9,272
Compagnie d’Entreprises CFE SA	420	46,250
Econocom Group SA	660	7,076
Elia System Operator SA	222	11,765
Galapagos NVa	828	17,910
Intervest Offices & Warehouses	156	4,867
Mobistar SA	3,687	71,801
Tessenderlo Chemie NV	276	8,444

		243,816
CANADA — 8.04%
AG Growth International Inc.	198	7,827
Alaris Royalty Corp.	360	8,775
Alliance Grain Traders Inc.	426	7,115

Security	Shares	Value

Allied Properties Real Estate Investment Trust	294	$9,165
Artis Real Estate Investment Trust	618	8,993
Black Diamond Group Ltd.	276	8,666
BRP Inc.[a]	2,013	54,111
Calloway Real Estate Investment Trust	1,098	26,794
Canadian Apartment Properties Real Estate Investment Trust	876	16,787
Capstone Infrastructure Corp.	2,205	8,137
Cineplex Inc.	426	16,035
Cogeco Cable Inc.	1,146	62,654
DirectCash Payments Inc.	486	6,536
Granite Real Estate Investment Trust	648	24,929
Laurentian Bank of Canada	2,880	123,550
MacDonald Dettwiler & Associates Ltd.	156	12,083
Norbord Inc.	468	11,450
NorthWest Healthcare Properties Real Estate Investment Trust	804	7,341
Premium Brands Holdings Corp.	654	12,604
ShawCor Ltd.	3,228	143,597
Total Energy Services Inc.	402	7,912
Transcontinental Inc. Class A	642	9,342
TransForce Inc.	378	8,242

		602,645
DENMARK — 6.49%
Alm. Brand A/Sa	2,085	10,109
Auriga Industries A/S Class Ba	564	20,850
DFDS A/S	288	22,738
IC Companys A/S	576	17,174
Matas A/Sa	2,502	68,557
Rockwool International A/S Class B	36	6,935
Royal Unibrew A/Sa	342	53,177
Schouw & Co. A/S	1,539	85,769
SimCorp A/S	456	17,451
Sydbank A/Sa	5,523	147,128
Topdanmark A/Sa	1,266	36,994

		486,882
FINLAND — 1.53%
Citycon OYJ	4,092	15,319
PKC Group OYJ	246	8,149
Sanoma OYJ	3,108	20,883
Tieto OYJ	2,580	70,437

		114,788
FRANCE — 2.89%
Assystem	246	7,900
Belvedere SAa	1,659	21,140
Cegedim SAa	204	7,496
Cegid Group	198	8,294
Compagnie des Alpes[a]	348	7,817
Groupe Steria SCA	810	22,810
Interparfums SA	600	27,412
Jacquet Metal Service SA	354	7,586
Korian-Medica	310	11,640
Montupet	132	10,906
Seche Environnement SA	90	3,982
Soitec SAa	4,857	14,748
Sopra Group SA	66	7,618
Ubisoft Entertainment SAa	3,096	57,652

		217,001

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

GERMANY — 5.91%
Alstria Office REIT AG	3,066	$42,278
Amadeus Fire AG	84	7,303
Balda AG	2,862	13,318
Bauer AG	402	10,443
Bechtle AG	90	7,988
CANCOM SE	162	7,110
CENTROTEC Sustainable AG	462	11,803
CropEnergies AG	1,008	6,609
DIC Asset AG	1,056	10,384
Draegerwerk AG & Co. KGaA	96	9,841
Drillisch AG	1,206	44,881
Gerresheimer AG	1,176	79,678
Gesco AG	90	9,359
Indus Holding AG	330	15,466
Init Innovation in Traffic Systems AG	222	6,783
OHB AG	366	10,322
Pfeiffer Vacuum Technology AG	234	27,822
Rheinmetall AG	672	44,561
TAG Immobilien AG	4,647	58,975
VTG AG	447	9,867
Wacker Neuson SE	438	8,311

		443,102
HONG KONG — 0.13%
SmarTone Telecommunications Holding Ltd.	6,000	6,183
United Photovoltaics Group Ltd.[a]	48,000	3,777

		9,960
ISRAEL — 0.23%
Babylon Ltd.	6,462	9,161
Ituran Location and Control Ltd.	342	8,241

		17,402
ITALY — 0.36%
Banca IFIS SpA	420	9,050
Banca Profilo SpA	15,981	9,424
Juventus Football Club SpA[a]	24,099	8,233

		26,707
JAPAN — 23.03%
Accordia Golf Co. Ltd.	600	7,695
Achilles Corp.	6,000	7,930
Aderans Co. Ltd.	600	8,529
Aeon Fantasy Co. Ltd.	900	11,163
Aichi Corp.	1,800	7,665
AIFUL Corp.[a]	2,400	8,200
Alpen Co. Ltd.	600	11,066
Aoki Holdings Inc.	600	8,170
Arc Land Sakamoto Co. Ltd.	600	11,894
Asahi Co. Ltd.	600	7,977
Asahi Diamond Industrial Co. Ltd.	600	8,117
Avex Group Holdings Inc.	600	11,090
Axell Corp.	600	9,322
Capcom Co. Ltd.	1,200	20,899
Cawachi Ltd.	600	10,943
CKD Corp.	600	5,463
Coca-Cola West Co. Ltd.	600	10,443

Security	Shares	Value

cocokara fine Inc.	600	$17,016
Comforia Residential REIT Inc.	6	42,408
Cosmo Oil Co. Ltd.	6,000	11,219
Dai-ichi Seiko Co. Ltd.	600	7,642
Daikoku Denki Co. Ltd.	600	10,708
Daikyo Inc.	24,000	46,755
Dena Co. Ltd.	3,000	50,514
Denki Kagaku Kogyo K.K.	6,000	19,912
Doshisha Co. Ltd.	600	8,993
Duskin Co. Ltd.	600	11,090
Dwango Co. Ltd.	600	16,717
Dydo Drinco Inc.	600	24,405
EDION Corp.	1,200	6,990
Financial Products Group Co. Ltd.	600	5,797
Foster Electric Co. Ltd.	1,200	14,543
France Bed Holdings Co. Ltd.	6,000	10,808
Fuji Oil Co. Ltd.	2,400	7,448
Fuji Oil Co. Ltd. New	600	8,117
Fuji Soft Inc.	600	12,546
Fujibo Holdings Inc.	6,000	13,803
GCA Savvian Group Corp.	1,200	9,257
Geo Holdings Corp.	4,200	38,443
Godo Steel Ltd.	6,000	8,458
Hakuto Co. Ltd.	600	5,533
Heiwa Corp.	600	9,991
Heiwado Co. Ltd.	600	8,499
Hitachi Koki Co. Ltd.	1,200	8,952
Hokuetsu Bank Ltd. (The)	3,000	6,138
Hokuetsu Kishu Paper Co. Ltd.	3,000	14,273
Hokuto Corp.	600	12,053
Honeys Co. Ltd.	680	6,371
Hoosiers Holdings Co. Ltd.	1,200	6,579
Hosiden Corp.	1,800	8,176
Ines Corp.	1,200	7,883
IT Holdings Corp.	600	9,292
Japan Hotel REIT Investment Corp.	18	8,291
Japan Petroleum Exploration Co. Ltd.	600	22,320
Japan Rental Housing Investments Inc.	12	7,424
Juki Corp.[a]	6,000	12,335
JVC Kenwood Corp.[a]	3,600	7,612
Kanematsu Corp.	6,000	9,222
Kasumi Co. Ltd.	1,200	8,470
Keiyo Co. Ltd.	1,800	8,300
Kenedix Residential Investment Corp.	12	26,361
KEY Coffee Inc.	600	9,251
Kinugawa Rubber Industrial Co. Ltd.	6,000	25,081
Kohnan Shoji Co. Ltd.	5,400	54,767
Maruha Nichiro Corp.[a]	600	9,515
Megachips Corp.[a]	2,400	28,288
Mimasu Semiconductor Industry Co. Ltd.	600	5,451
Ministop Co. Ltd.	600	9,098
Mitsubishi Steel Manufacturing Co. Ltd.	6,000	11,982
Mitsui Matsushima Co. Ltd.	6,000	8,693
Mitsui Mining & Smelting Co. Ltd.	6,000	14,861
Monex Group Inc.	1,800	6,026
Morinaga & Co. Ltd.	6,000	13,216
Morinaga Milk Industry Co. Ltd.	6,000	22,379
Musashi Seimitsu Industry Co. Ltd.	600	13,233
NEC Capital Solutions Ltd.	300	5,186
Net One Systems Co. Ltd.	1,200	9,762
Nichi-Iko Pharmaceutical Co. Ltd.	600	9,316
Nichii Gakkan Co.	600	5,280
Nihon Unisys Ltd.	1,200	12,170

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

Nippon Chemi-Con Corp.[a]	6,000	$19,148
Nippon Coke & Engineering Co. Ltd.	9,600	11,184
Nippon Konpo Unyu Soko Co. Ltd.	600	10,132
Nippon Signal Co. Ltd. (The)	600	4,975
Nipro Corp.	600	5,192
Nissha Printing Co. Ltd.[a]	600	7,806
Nisshin OilliO Group Ltd. (The)	6,000	20,088
Odelic Co. Ltd.	900	24,449
Oki Electric Industry Co. Ltd.	12,000	23,495
Okinawa Electric Power Co. Inc. (The)	600	19,589
Pacific Industrial Co. Ltd.	1,200	8,388
Prima Meat Packers Ltd.	6,000	13,216
Raito Kogyo Co. Ltd.	1,200	10,338
Riso Kagaku Corp.	600	14,772
Ryoyo Electro Corp.	600	7,201
Saizeriya Co. Ltd.	1,200	13,768
Sanshin Electronics Co. Ltd.	1,200	7,530
Sanyo Shokai Ltd.	6,000	16,388
Sapporo Holdings Ltd.	6,000	25,433
SCSK Corp.	600	15,836
Senshu Ikeda Holdings Inc.	4,800	22,038
Shima Seiki Manufacturing Ltd.	600	10,009
Shimachu Co. Ltd.	600	13,198
Shinko Electric Industries Co. Ltd.	6,000	39,589
Showa Corp.	600	6,590
SKY Perfect JSAT Holdings Inc.	1,200	6,449
Sodick Co. Ltd.	1,800	6,678
Stella Chemifa Corp.	600	7,618
Tachi-S Co. Ltd.	600	9,410
Taikisha Ltd.	600	12,975
Tamron Co. Ltd.	600	15,019
Tatsuta Electric Wire and Cable Co. Ltd.	1,200	5,991
Tecmo Koei Holdings Co. Ltd.	600	7,154
TOKAI Holdings Corp.	2,400	8,317
Tokai Rika Co. Ltd.	600	10,432
TOKO Inc.	6,000	17,386
Tokyo Seimitsu Co. Ltd.	600	10,115
Tokyo Tomin Bank Ltd. (The)	600	6,226
Tomy Co. Ltd.	1,800	8,546
TOPY Industries Ltd.	6,000	10,162
Toridoll Corp.	600	5,932
Towa Bank Ltd. (The)	18,000	17,093
Toyo Tire & Rubber Co. Ltd.	6,000	44,699
TPR Co. Ltd.	600	8,858
Unipres Corp.	600	11,589
ValueCommerce Co. Ltd.	600	5,310
Warabeya Nichiyo Co. Ltd.	600	11,195
Watami Co. Ltd.	600	8,740
Yachiyo Bank Ltd. (The)	600	16,223
Yahagi Construction Co. Ltd.	600	5,885
Yellow Hat Ltd.	600	11,495
Yokohama Reito Co. Ltd.	1,200	9,715

		1,727,349
NETHERLANDS — 2.71%
Amsterdam Commodities NV	438	10,871
BE Semiconductor Industries NV	1,014	17,293
Eurocommercial Properties NV	678	31,107
Koninklijke BAM Groep NV	16,998	91,941
Koninklijke Wessanen NV	2,793	16,490
USG People NV	2,049	35,300

		203,002

Security	Shares	Value

NORWAY — 4.43%
Atea ASA	1,809	$20,729
Bakkafrost P/F	510	7,963
BW Offshore Ltd.	15,024	19,574
Deep Sea Supply PLC[a]	3,915	5,817
Dolphin Group ASA[a]	16,365	15,881
Fred Olsen Energy ASA	4,635	147,157
Kvaerner ASA	12,654	25,282
Norwegian Air Shuttle ASa	2,259	89,509

		331,912
PORTUGAL — 0.11%
Mota-Engil SGPS SA	1,098	8,384

		8,384
SINGAPORE — 3.84%
AIMS AMP Capital Industrial REIT	18,000	20,289
Blumont Group Ltd.[a]	120,000	2,677
Cambridge Industrial Trust	72,000	42,442
Charisma Energy Services Ltd.[a]	192,000	7,800
Chip Eng Seng Corp. Ltd.	15,000	9,141
CSE Global Ltd.	207,000	98,112
Far East Hospitality Trust	12,000	8,460
First REIT	9,000	8,316
Frasers Centrepoint Trust	12,000	17,159
Ho Bee Land Ltd.	6,000	10,945
k1 Ventures Ltd.[b]	30,000	4,708
Perennial China Retail Trust	18,000	7,958
Rotary Engineering Ltd.	33,000	18,664
Swiber Holdings Ltd.	42,000	21,412
Wing Tai Holdings Ltd.	6,000	9,559

		287,642
SPAIN — 0.64%
Duro Felguera SA	3,054	20,834
Gamesa Corporacion Tecnologica SAa	966	9,578
Viscofan SA	342	17,806

		48,218
SWEDEN — 4.83%
AarhusKarlshamn AB	726	48,382
Bure Equity AB	1,530	6,738
Fastighets AB Balder Class Ba	690	8,814
Gunnebo AB	3,312	18,804
Haldex AB	720	9,170
HIQ International AB	1,224	7,400
Industrial & Financial Systems Class B	276	7,877
Klovern AB	4,899	26,762
Kungsleden AB	7,161	58,238
Loomis AB Class B	426	11,538
Nolato AB	318	7,246
Oriflame Cosmetics SA SDR	3,480	88,537
Peab AB	2,439	18,807
Tethys Oil ABa	1,845	21,304
Wihlborgs Fastigheter AB	1,170	22,442

		362,059

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

SWITZERLAND — 8.36%
Autoneum Holding AG	309	$65,313
BKW AG	516	18,959
Bossard Holding AG	72	9,895
Bucher Industries AG Registered	30	9,745
EFG International AG	714	9,042
Emmi AG	78	28,593
Forbo Holding AG Registered	111	114,789
GAM Holding AG	2,529	45,958
Gategroup Holding AG	234	7,282
Implenia AG Registered	501	36,702
Intershop Holdings AG Bearer	39	15,061
Komax Holding AG Registered	285	44,088
Kudelski SA Bearer	1,569	26,998
LEM Holding SA Registered	6	4,954
Leonteq AG	54	10,292
Micronas Semiconductor Holding AG Registered	1,065	9,459
Mobilezone Holding AG Bearer[a]	831	9,438
Rieter Holding AG Registered	78	17,585
Schweizerische National-Versicherungs-Gesellschaft AG Registered	366	25,337
Siegfried Holding AG Registered	114	21,338
St Galler Kantonalbank AG Registered	48	20,608
Swisslog Holding AG Registered[a]	10,011	11,484
Swissquote Group Holding SA Registered	180	7,094
Temenos Group AG Registered	714	25,545
U-Blox AG	126	15,384
Vontobel Holding AG Registered	414	16,199

		627,142
UNITED KINGDOM — 17.75%
African Minerals Ltd.[a]	10,917	22,950
Bank of Georgia Holdings PLC	210	9,230
Beazley PLC	6,774	28,047
Berendsen PLC	2,601	45,456
Big Yellow Group PLC	822	7,134
Cape PLC	2,709	13,734
Carillion PLC	1,230	7,680
Centamin PLC[a]	34,644	37,878
Chesnara PLC	1,284	7,144
COLT Group SAa	5,091	11,261
CSR PLC	654	6,344
Dairy Crest Group PLC	3,540	27,610
Dart Group PLC	7,836	38,967
De La Rue PLC	912	12,620
Debenhams PLC	89,481	121,177
Devro PLC	1,461	5,218
EnQuest PLC[a]	32,919	76,319
F&C Asset Management PLC	18,951	38,208
Fenner PLC	1,074	7,506
FirstGroup PLC[a]	8,712	19,006
Globo PLC[a]	29,064	26,992
Go-Ahead Group PLC (The)	216	7,196
Greencore Group PLC	1,827	8,055
Greggs PLC	2,133	19,269
Halfords Group PLC	996	7,445
Hargreaves Services PLC	2,814	38,963
Imagination Technologies Group PLC[a]	2,439	8,080
Innovation Group PLC[a]	31,260	16,759
Intermediate Capital Group PLC	1,116	8,359
Interserve PLC	792	8,840
IQE PLC[a]	55,881	21,938

Security	Shares	Value

Kcom Group PLC	4,533	$7,203
Laird PLC	1,386	6,497
Lancashire Holdings Ltd.	9,246	109,286
LondonMetric Property PLC	4,713	11,006
Mitie Group PLC	10,335	55,512
Moneysupermarket.com Group PLC	2,541	7,809
Morgan Advanced Materials PLC	1,356	7,670
Northgate PLC	15,411	134,925
Optimal Payments PLC[a]	5,067	32,363
Pace PLC	10,011	61,649
Paragon Group of Companies PLC	2,109	12,749
Premier Farnell PLC	3,432	12,859
QinetiQ Group PLC	3,066	10,913
Restaurant Group PLC (The)	708	7,460
Salamander Energy PLC[a]	6,384	14,445
Shanks Group PLC	5,649	9,706
SOCO International PLC	1,344	9,806
Speedy Hire PLC	7,143	6,815
Spirent Communications PLC	4,317	6,936
Stobart Group Ltd.	3,132	7,245
Synergy Health PLC	1,038	21,734
Tipp24 SE	102	7,368
Trinity Mirror PLC[a]	4,575	13,364
TT electronics PLC	6,810	24,091
Vesuvius PLC	1,038	7,309
Xchanging PLC	3,522	9,441

		1,331,546

TOTAL COMMON STOCKS (Cost: $7,432,208)		7,447,513

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,897	1,897
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	103	103
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	16,517	16,517

		18,517

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,517)		18,517

TOTAL INVESTMENTS IN SECURITIES — 99.55% (Cost: $7,450,725)		7,466,030
Other Assets, Less Liabilities — 0.45%		33,575

NET ASSETS — 100.00%		$7,499,605

SDR  —  Swedish Depositary Receipts

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2014

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

9

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.60%

AEROSPACE & DEFENSE — 2.59%
General Dynamics Corp.	10,241	$1,120,877
L-3 Communications Holdings Inc.	1,221	140,867

		1,261,744
AIR FREIGHT & LOGISTICS — 3.73%
FedEx Corp.	6,402	872,273
United Parcel Service Inc. Class B	9,595	945,107

		1,817,380
AIRLINES — 1.38%
Allegiant Travel Co.	5,744	674,633

		674,633
BEVERAGES — 0.31%
Molson Coors Brewing Co. Class B NVS	498	29,865
PepsiCo Inc.	1,426	122,479

		152,344
COMMERCIAL BANKS — 0.47%
BOK Financial Corp.	429	28,065
Cullen/Frost Bankers Inc.	1,584	121,033
First Citizens BancShares Inc. Class A	231	51,950
Trustmark Corp.	1,147	26,232

		227,280
COMMERCIAL SERVICES & SUPPLIES — 0.04%
Brady Corp. Class A	750	19,343

		19,343
COMMUNICATIONS EQUIPMENT — 0.02%
Brocade Communications Systems Inc.[a]	1,221	11,368

		11,368
COMPUTERS & PERIPHERALS — 2.73%
EMC Corp.	10,494	270,745
Western Digital Corp.	12,047	1,061,702

		1,332,447
CONSUMER FINANCE — 1.64%
Cash America International Inc.	18,381	800,493

		800,493
DIVERSIFIED FINANCIAL SERVICES — 0.41%
CBOE Holdings Inc.	3,759	200,580

		200,580

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.02%
AT&T Inc.	27,549	$983,499

		983,499
ELECTRIC UTILITIES — 2.19%
ALLETE Inc.	563	29,141
Duke Energy Corp.	2,963	220,714
Great Plains Energy Inc.	2,409	64,633
IDACORP Inc.	433	24,309
Northeast Utilities	865	40,880
Pinnacle West Capital Corp.	11,637	651,090
Portland General Electric Co.	1,094	36,616

		1,067,383
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.47%
AVX Corp.	4,092	54,628
Dolby Laboratories Inc. Class Aa, [b]	1,485	59,177
Tech Data Corp.[a]	1,812	113,232

		227,037
ENERGY EQUIPMENT & SERVICES — 1.44%
Patterson-UTI Energy Inc.	6,435	209,331
RPC Inc.	6,237	138,648
Unit Corp.[a]	5,414	357,053

		705,032
FOOD & STAPLES RETAILING — 2.91%
Costco Wholesale Corp.	590	68,251
CVS Caremark Corp.	1,287	93,591
Wal-Mart Stores Inc.	12,640	1,007,534
Whole Foods Market Inc.	5,016	249,295

		1,418,671
FOOD PRODUCTS — 6.61%
Archer-Daniels-Midland Co.	24,416	1,067,712
Bunge Ltd.	11,870	945,445
Fresh Del Monte Produce Inc.	2,673	77,223
Hershey Co. (The)	8,803	847,201
Hormel Foods Corp.	1,790	85,365
J.M. Smucker Co. (The)	1,704	164,743
Lancaster Colony Corp.	375	35,580

		3,223,269
GAS UTILITIES — 0.40%
AGL Resources Inc.	626	33,804
Atmos Energy Corp.	3,122	159,347

		193,151
HEALTH CARE EQUIPMENT & SUPPLIES — 3.84%
Abbott Laboratories	22,275	862,933
Becton, Dickinson and Co.	1,097	123,994
C.R. Bard Inc.	3,915	537,647
Stryker Corp.	3,688	286,742
Thoratec Corp.[a]	1,947	63,823

		1,875,139

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.90%
Cardinal Health Inc.	827	$57,485
Chemed Corp.[b]	953	79,356
Henry Schein Inc.[a]	417	47,634
McKesson Corp.	171	28,931
WellPoint Inc.	11,913	1,199,401

		1,412,807
HOTELS, RESTAURANTS & LEISURE — 3.43%
Buffalo Wild Wings Inc.[a]	4,278	625,101
Carnival Corp.	7,161	281,499
Cheesecake Factory Inc. (The)	660	29,628
McDonald’s Corp.	1,295	131,287
Panera Bread Co. Class Aa	223	34,112
Starbucks Corp.	8,075	570,257

		1,671,884
HOUSEHOLD PRODUCTS — 2.24%
Kimberly-Clark Corp.	8,048	903,388
Procter & Gamble Co. (The)	2,274	187,719

		1,091,107
INSURANCE — 12.96%
ACE Ltd.	8,905	911,160
Aflac Inc.	16,004	1,003,771
Allied World Assurance Co. Holdings Ltd.	5,672	610,818
American Financial Group Inc.	2,277	133,045
Aspen Insurance Holdings Ltd.	1,881	86,112
Assurant Inc.	1,910	128,753
Axis Capital Holdings Ltd.	13,497	617,488
Endurance Specialty Holdings Ltd.	1,683	85,530
Everest Re Group Ltd.	1,624	256,641
HCC Insurance Holdings Inc.	4,158	191,018
PartnerRe Ltd.	4,122	434,459
Reinsurance Group of America Inc.	13,860	1,063,201
RenaissanceRe Holdings Ltd.	392	39,674
Symetra Financial Corp.	9,306	192,262
Torchmark Corp.	2,938	234,159
Travelers Companies Inc. (The)	430	38,949
Validus Holdings Ltd.	8,019	297,264

		6,324,304
INTERNET & CATALOG RETAIL — 1.72%
Amazon.com Inc.[a]	2,760	839,399

		839,399
INTERNET SOFTWARE & SERVICES — 2.54%
Akamai Technologies Inc.[a]	1,122	59,545
Google Inc. Class Aa	914	488,880
Google Inc. Class Ca	914	481,367
LinkedIn Corp. Class Aa,b	1,355	207,952

		1,237,744

Security	Shares	Value

IT SERVICES — 1.04%
Amdocs Ltd.	2,795	$130,051
Automatic Data Processing Inc.	1,001	78,038
Total System Services Inc.	9,405	298,797

		506,886
MEDIA — 0.05%
Madison Square Garden Inc. Class Aa	466	25,444

		25,444
MULTI-UTILITIES — 6.33%
Alliant Energy Corp.	2,607	152,457
Avista Corp.	984	31,636
Consolidated Edison Inc.	12,631	732,977
DTE Energy Co.	13,209	1,032,151
NorthWestern Corp.	619	29,947
PG&E Corp.	18,048	822,628
Public Service Enterprise Group Inc.	7,029	287,978

		3,089,774
MULTILINE RETAIL — 1.71%
Target Corp.	13,530	835,477

		835,477
OIL, GAS & CONSUMABLE FUELS — 12.21%
Apache Corp.	9,962	864,702
Chevron Corp.	8,066	1,012,444
EOG Resources Inc.	11,048	1,082,704
Exxon Mobil Corp.	10,428	1,067,932
Murphy Oil Corp.	15,340	973,016
Occidental Petroleum Corp.	9,999	957,404

		5,958,202
PHARMACEUTICALS — 6.10%
Johnson & Johnson	10,351	1,048,453
Merck & Co. Inc.	17,919	1,049,336
Pfizer Inc.	28,050	877,404

		2,975,193
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.37%
Invesco Mortgage Capital Inc.	10,928	182,170

		182,170
ROAD & RAIL — 0.20%
Werner Enterprises Inc.	3,729	95,462

		95,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.89%
Broadcom Corp. Class A	10,465	322,427
Intel Corp.	39,164	1,045,287
Maxim Integrated Products Inc.	1,254	40,680

		1,408,394

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2014

Security	Shares	Value

SOFTWARE — 3.21%
FactSet Research Systems Inc.	223	$23,750
Intuit Inc.	1,196	90,597
Microsoft Corp.	27,425	1,107,970
NetSuite Inc.[a]	153	11,828
Salesforce.com Inc.[a]	5,909	305,200
VMware Inc. Class Aa	292	27,013

		1,566,358
SPECIALTY RETAIL — 6.50%
GameStop Corp. Class Ab	18,417	730,787
O’Reilly Automotive Inc.[a]	7,626	1,134,672
Outerwall Inc.[a],b	1,933	134,054
PetSmart Inc.	3,069	207,710
TJX Companies Inc. (The)	16,535	962,006

		3,169,229

TOTAL COMMON STOCKS (Cost: $45,477,123)		48,580,627

SHORT-TERM INVESTMENTS — 1.32%

MONEY MARKET FUNDS — 1.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	445,860	445,860
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	24,264	24,264
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	174,237	174,237

		644,361

TOTAL SHORT-TERM INVESTMENTS (Cost: $644,361)		644,361

TOTAL INVESTMENTS IN SECURITIES — 100.92% (Cost: $46,121,484)		49,224,988
Other Assets, Less Liabilities — (0.92)%		(447,057)

NET ASSETS — 100.00%		$48,777,931

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

12

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.24%
Engility Holdings Inc.[a]	6,828	$297,974

		297,974
AIRLINES — 1.46%
Allegiant Travel Co.	1,655	194,380

		194,380
BIOTECHNOLOGY — 0.19%
Intercept Pharmaceuticals Inc.[a]	97	25,620

		25,620
BUILDING PRODUCTS — 0.08%
AAON Inc.	395	11,198

		11,198
CAPITAL MARKETS — 2.68%
Diamond Hill Investment Group Inc.	664	78,830
FBR & Co.[a]	603	15,557
GAMCO Investors Inc. Class A	188	14,275
Greenhill & Co. Inc.	151	7,573
Manning & Napier Inc.	14,426	239,760

		355,995
CHEMICALS — 0.20%
Core Molding Technologies Inc.[a]	270	3,243
Hawkins Inc.	638	23,095

		26,338
COMMERCIAL BANKS — 4.27%
1st Source Corp.	198	5,839
American National Bankshares Inc.	531	11,316
Arrow Financial Corp.	836	20,925
BancFirst Corp.	234	13,621
Bank of Marin Bancorp	270	12,261
BSB Bancorp Inc.[a]	333	5,811
Camden National Corp.	306	11,680
Century Bancorp Inc. Class A	117	3,920
City Holding Co.	450	19,345
CNB Financial Corp.	279	4,609
Community Trust Bancorp Inc.	728	26,841
First Financial Corp.	648	20,742
First Interstate BancSystem Inc.	4,545	113,125
First of Long Island Corp. (The)	71	2,575
Great Southern Bancorp Inc.	297	8,515
Heritage Financial Corp.	243	3,927
Horizon Bancorp	270	5,397
Lakeland Financial Corp.	648	23,717
Merchants Bancshares Inc.	297	8,634
Northrim BanCorp Inc.	333	7,989
Premier Financial Bancorp Inc.	297	4,247

Security	Shares	Value

Renasant Corp.	557	$15,162
S&T Bancorp Inc.	324	7,536
Simmons First National Corp. Class A	1,062	38,402
State Bank Financial Corp.	1,701	28,203
Stock Yards Bancorp Inc.	494	14,563
Suffolk Bancorp[a]	801	17,566
Tompkins Financial Corp.	342	16,122
Trustmark Corp.	1,250	28,587
Univest Corp. of Pennsylvania	441	8,692
Washington Banking Co.	1,377	23,684
WesBanco Inc.	1,116	33,748

		567,301
COMMERCIAL SERVICES & SUPPLIES — 0.79%
Brady Corp. Class A	180	4,642
Courier Corp.	1,745	25,355
Intersections Inc.	3,212	18,051
Kimball International Inc. Class B	2,664	44,649
McGrath RentCorp	108	3,411
UniFirst Corp.	88	8,469

		104,577
COMMUNICATIONS EQUIPMENT — 0.81%
Aruba Networks Inc.[a]	4,022	79,515
ClearOne Inc.[a]	692	7,031
Novatel Wireless Inc.[a]	1,935	3,502
ParkerVision Inc.[a],b	3,942	17,976

		108,024
COMPUTERS & PERIPHERALS — 2.11%
Imation Corp.[a]	24,001	103,685
Lexmark International Inc. Class A	3,609	155,187
Qumu Corp.[a]	1,296	17,431
USA Technologies Inc.[a]	2,016	4,072

		280,375
CONSUMER FINANCE — 3.54%
Cash America International Inc.	7,172	312,340
QC Holdings Inc.	1,259	2,606
World Acceptance Corp.[a],b	2,141	155,437

		470,383
CONTAINERS & PACKAGING — 0.04%
UFP Technologies Inc.[a]	189	4,793

		4,793
DISTRIBUTORS — 0.36%
Core-Mark Holding Co. Inc.	602	48,485

		48,485
DIVERSIFIED CONSUMER SERVICES — 0.55%
Capella Education Co.	1,143	66,705
Steiner Leisure Ltd.[a]	153	6,605

		73,310

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.18%
MicroFinancial Inc.	3,105	$24,436

		24,436
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.34%
Inteliquent Inc.	3,339	45,544

		45,544
ELECTRIC UTILITIES — 4.29%
ALLETE Inc.	196	10,145
El Paso Electric Co.	4,970	187,965
Empire District Electric Co. (The)	3,762	91,492
MGE Energy Inc.	2,545	97,270
Otter Tail Corp.	4,383	128,422
Unitil Corp.	1,674	55,577

		570,871
ELECTRICAL EQUIPMENT — 0.08%
Preformed Line Products Co.	180	10,757

		10,757
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.94%
AVX Corp.	2,844	37,967
Dolby Laboratories Inc. Class Aa	1,755	69,937
Electro Rent Corp.	1,521	24,564
Mesa Laboratories Inc.	53	4,542
Multi-Fineline Electronix Inc.[a]	404	5,002
PC Connection Inc.	666	13,327
RadiSys Corp.[a]	1,809	5,789
ScanSource Inc.[a]	1,342	51,546
Tech Data Corp.[a]	611	38,181
TTM Technologies Inc.[a]	918	7,243

		258,098
ENERGY EQUIPMENT & SERVICES — 3.03%
Dawson Geophysical Co.	3,005	84,921
Mitcham Industries Inc.[a]	252	3,478
Natural Gas Services Group Inc.[a]	594	18,230
Unit Corp.[a]	4,499	296,709

		403,338
FOOD & STAPLES RETAILING — 3.96%
Andersons Inc. (The)	4,794	298,618
Fresh Market Inc. (The)[a,b]	4,298	159,456
Spartan Stores Inc.	1,530	32,956
Village Super Market Inc. Class A	243	5,878
Weis Markets Inc.	639	29,452

		526,360
FOOD PRODUCTS — 0.66%
Fresh Del Monte Produce Inc.	1,878	54,256
J&J Snack Foods Corp.	44	4,118
John B. Sanfilippo & Son Inc.	558	12,862
Lancaster Colony Corp.	89	8,444

Security	Shares	Value

Omega Protein Corp.[a]	279	$3,170
Rocky Mountain Chocolate Factory Inc.	459	5,485

		88,335
GAS UTILITIES — 0.85%
Chesapeake Utilities Corp.	1,233	78,000
Delta Natural Gas Co. Inc.	225	4,291
Gas Natural Inc.	756	8,240
Northwest Natural Gas Co.	520	23,020

		113,551
HEALTH CARE EQUIPMENT & SUPPLIES — 3.00%
Align Technology Inc.[a]	369	18,594
CryoLife Inc.	873	7,927
Cyberonics Inc.[a]	2,473	146,303
DexCom Inc.[a]	1,262	40,939
Exactech Inc.[a]	234	5,199
ICU Medical Inc.[a]	1,503	83,837
Medical Action Industries Inc.[a]	1,772	11,359
Natus Medical Inc.[a]	1,422	35,308
TearLab Corp.[a]	2,816	12,165
Vascular Solutions Inc.[a]	1,701	37,269

		398,900
HEALTH CARE PROVIDERS & SERVICES — 2.79%
Addus HomeCare Corp.[a]	1,386	29,965
Almost Family Inc.[a]	702	15,072
BioTelemetry Inc.[a]	350	2,779
Chemed Corp.[b]	1,332	110,916
CorVel Corp.[a]	1,474	67,126
Ensign Group Inc. (The)	80	3,400
LHC Group Inc.[a]	1,062	22,068
Magellan Health Services Inc.[a]	709	40,924
Owens & Minor Inc.	252	8,452
Triple-S Management Corp. Class Ba	4,051	60,684
U.S. Physical Therapy Inc.	306	9,440

		370,826
HOTELS, RESTAURANTS & LEISURE — 5.28%
Ark Restaurants Corp.	656	13,927
Bob Evans Farms Inc.	5,356	251,036
Buffalo Wild Wings Inc.[a]	934	136,476
Cheesecake Factory Inc. (The)	1,737	77,974
Frisch’s Restaurants Inc.	396	9,377
Hyatt Hotels Corp. Class Aa	420	23,638
Multimedia Games Holding Co. Inc.[a]	3,219	93,995
Red Robin Gourmet Burgers Inc.[a]	74	5,030
Rick’s Cabaret International Inc.[a]	360	3,636
Texas Roadhouse Inc.	3,537	87,505

		702,594
HOUSEHOLD DURABLES — 0.29%
CSS Industries Inc.	1,322	31,688
Parametric Sound Corp.[a]	676	6,226

		37,914

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.16%
Oil-Dri Corp. of America	297	$9,952
Orchids Paper Products Co.	396	10,641

		20,593
INSURANCE — 13.52%
American Equity Investment Life Holding Co.	2,421	56,458
American National Insurance Co.	45	5,058
Amerisafe Inc.	90	3,839
Argo Group International Holdings Ltd.	218	9,684
Aspen Insurance Holdings Ltd.	6,417	293,770
EMC Insurance Group Inc.	503	16,594
Endurance Specialty Holdings Ltd.	4,357	221,423
FBL Financial Group Inc. Class A	614	27,452
Federated National Holding Co.	558	10,842
HCI Group Inc.	1,385	53,572
Horace Mann Educators Corp.	4,853	145,930
Infinity Property and Casualty Corp.	408	26,181
Kansas City Life Insurance Co.	593	24,657
Maiden Holdings Ltd.	6,363	75,083
National Western Life Insurance Co. Class A	945	220,421
Navigators Group Inc. (The)[a]	846	48,197
OneBeacon Insurance Group Ltd. Class A	216	3,335
Protective Life Corp.	1,564	79,999
Safety Insurance Group Inc.	854	45,868
StanCorp Financial Group Inc.	63	3,849
Symetra Financial Corp.	15,551	321,284
United Fire Group Inc.	1,143	31,798
Universal Insurance Holdings Inc.	4,986	72,945

		1,798,239
INTERNET & CATALOG RETAIL — 2.10%
1-800-FLOWERS.COM Inc. Class Aa	1,611	8,780
Blue Nile Inc.[a]	2,295	79,706
NutriSystem Inc.	4,417	66,255
PetMed Express Inc.	4,491	58,787
Shutterfly Inc.[a]	1,610	65,897

		279,425
INTERNET SOFTWARE & SERVICES — 4.05%
Carbonite Inc.[a]	918	9,079
Cornerstone OnDemand Inc.[a]	3,447	126,712
Envestnet Inc.[a]	2,367	87,224
Marchex Inc. Class B	3,644	33,707
OpenTable Inc.[a]	3,132	210,345
QuinStreet Inc.[a]	1,880	11,468
SciQuest Inc.[a,b]	1,080	25,898
Travelzoo Inc.[a]	1,899	34,068

		538,501
IT SERVICES — 1.73%
CACI International Inc. Class Aa	224	15,602
CSG Systems International Inc.	963	25,385
Global Cash Access Inc.[a]	9,780	64,548
Innodata Inc.[a]	1,161	3,912
ManTech International Corp. Class A	3,952	117,888

Security	Shares	Value

ServiceSource International Inc.[a]	540	$3,370

		230,705
LEISURE EQUIPMENT & PRODUCTS — 0.02%
Johnson Outdoors Inc. Class A	143	2,993

		2,993
MEDIA — 2.35%
Harte-Hanks Inc.	2,484	19,971
Martha Stewart Living Omnimedia Inc. Class Aa	11,024	43,104
ReachLocal Inc.[a]	981	9,810
Rentrak Corp.[a]	3,195	182,083
Scholastic Corp.	321	10,564
World Wrestling Entertainment Inc. Class A	2,402	46,839

		312,371
METALS & MINING — 0.15%
Golden Minerals Co.[a,b]	12,096	8,467
Golden Star Resources Ltd.[a,b]	13,247	7,564
Vista Gold Corp.[a]	7,740	3,793

		19,824
MULTI-UTILITIES — 0.02%
Vectren Corp.	79	3,205

		3,205
MULTILINE RETAIL — 0.17%
Fred’s Inc. Class A	1,260	22,957

		22,957
OIL, GAS & CONSUMABLE FUELS — 2.89%
Contango Oil & Gas Co.[a]	3,340	160,454
Matador Resources Co.[a]	396	11,373
VAALCO Energy Inc.[a]	23,077	212,770

		384,597
PAPER & FOREST PRODUCTS — 0.57%
Resolute Forest Products Inc.[a]	162	2,890
Schweitzer-Mauduit International Inc.	1,683	73,446

		76,336
PERSONAL PRODUCTS — 1.80%
Medifast Inc.[a]	3,762	119,067
Nutraceutical International Corp.[a]	477	11,887
USANA Health Sciences Inc.[a]	1,602	108,712

		239,666
PHARMACEUTICALS — 0.57%
SciClone Pharmaceuticals Inc.[a]	15,795	75,500

		75,500

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

PROFESSIONAL SERVICES — 2.91%
Barrett Business Services Inc.	882	$44,462
CRA International Inc.[a]	1,143	24,883
ICF International Inc.[a]	774	30,163
RPX Corp.[a,b]	16,287	266,781
VSE Corp.	333	20,802

		387,091
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.91%
Chesapeake Lodging Trust	108	2,915
DuPont Fabros Technology Inc.	385	9,329
Invesco Mortgage Capital Inc.	6,119	102,004
LTC Properties Inc.	485	18,735
Select Income REIT	3,570	109,885
Western Asset Mortgage Capital Corp.	781	11,535

		254,403
ROAD & RAIL — 1.54%
Knight Transportation Inc.	594	14,096
Marten Transport Ltd.	3,662	85,910
Werner Enterprises Inc.	4,068	104,141

		204,147
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.57%
Cavium Inc.[a]	6,514	275,998
Cirrus Logic Inc.[a]	15,155	337,957
Integrated Silicon Solution Inc.[a]	522	7,548
Pericom Semiconductor Corp.[a]	891	7,191
PMC-Sierra Inc.[a]	29,150	199,386
Power Integrations Inc.	1,935	91,390
Semtech Corp.[a]	2,133	51,149
Sigma Designs Inc.[a]	4,517	17,029
STR Holdings Inc.	12,393	19,581

		1,007,229
SOFTWARE — 2.04%
Digimarc Corp.	153	5,052
Pegasystems Inc.	9,836	162,982
Rosetta Stone Inc.[a]	2,556	30,442
TeleCommunication Systems Inc.[a]	7,784	19,849
TiVo Inc.[a]	1,709	20,269
VirnetX Holding Corp.[a,b]	2,061	32,461

		271,055
SPECIALTY RETAIL — 3.84%
Children’s Place Retail Stores Inc. (The)	5,537	265,776
DSW Inc. Class A	106	3,539
Guess? Inc.	107	2,880
hhgregg Inc.[a,b]	1,269	10,939
Kirkland’s Inc.[a]	954	16,323
Men’s Wearhouse Inc. (The)	1,863	88,269
Outerwall Inc.[a,b]	1,512	104,857
Winmark Corp.	243	18,434

		511,017

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS —0.21%
Columbia Sportswear Co.	278	$23,902
Perry Ellis International Inc.[a]	270	4,077

		27,979
THRIFTS & MORTGAGE FINANCE — 1.15%
First Defiance Financial Corp.	891	24,075
Meta Financial Group Inc.	621	26,026
Territorial Bancorp Inc.	1,107	22,649
United Financial Bancorp Inc.	1,386	24,449
Walker & Dunlop Inc.[a]	3,517	55,147

		152,346
TRADING COMPANIES & DISTRIBUTORS —0.02%
Rush Enterprises Inc. Class Aa	99	3,178

		3,178
WATER UTILITIES — 1.28%
American States Water Co.	2,160	65,578
Artesian Resources Corp. Class A	702	15,458
California Water Service Group	1,908	42,930
Connecticut Water Service Inc.	432	14,040
Middlesex Water Co.	756	15,369
York Water Co. (The)	810	16,208

		169,583
WIRELESS TELECOMMUNICATION SERVICES —1.26%
United States Cellular Corp.	4,049	168,195

		168,195

TOTAL COMMON STOCKS (Cost: $12,811,483)		13,281,412

SHORT-TERM INVESTMENTS — 4.39%

MONEY MARKET FUNDS — 4.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	535,433	535,433
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	29,139	29,139

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	19,868	$19,868

		584,440

TOTAL SHORT-TERM INVESTMENTS (Cost: $584,440)		584,440

TOTAL INVESTMENTS IN SECURITIES — 104.23% (Cost: $13,395,923)		13,865,852
Other Assets, Less Liabilities — (4.23)%		(562,977)

NET ASSETS — 100.00%		$13,302,875

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

17

Notes to Schedules of Investments (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Enhanced International Large-Cap[a]
Enhanced International Small-Cap[a]
Enhanced U.S. Large-Cap
Enhanced U.S. Small-Cap

[a]	The Fund commenced operations on February 25, 2014.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

1

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Enhanced International Large-Cap
Assets:
Common Stocks	$27,260,349	$—	$—	$27,260,349
Preferred Stocks	617,875	7,606	—	625,481
Money Market Funds	117,226	—	—	117,226

	$27,995,450	$7,606	$—	$28,003,056

Enhanced International Small-Cap
Assets:
Common Stocks	$7,447,513	$—	$—	$7,447,513
Money Market Funds	18,517	—	—	18,517

	$7,466,030	$—	$—	$7,466,030

Enhanced U.S. Large-Cap
Assets:
Common Stocks	$48,580,627	$—	$—	$48,580,627
Money Market Funds	644,361	—	—	644,361

	$49,224,988	$—	$—	$49,224,988

Enhanced U.S. Small-Cap
Assets:
Common Stocks	$13,281,412	$—	$—	$13,281,412
Money Market Funds	584,440	—	—	584,440

	$13,865,852	$—	$—	$13,865,852

2

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced International Large-Cap	$27,467,209	$850,241	$(314,394)	$535,847
Enhanced International Small-Cap	7,450,725	165,020	(149,715)	15,305
Enhanced U.S. Large-Cap	46,121,959	3,359,773	(256,744)	3,103,029
Enhanced U.S. Small-Cap	13,395,923	759,420	(289,491)	469,929

3

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

4

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 23, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 23, 2014